OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other non-current assets
The components of other non-current assets are as follows:

(US$ Millions)	Dec. 31, 2019	Dec. 31, 2018
Securities - FVTPL	$1,250	$239
Derivative assets	10	13
Securities - FVTOCI	121	260
Restricted cash	154	161
Inventory(1)	507	435
Other	284	748
Total other non-current assets	$2,326	$1,856

(1)	Includes right-of-use inventory of $31 million as of December 31, 2019.